Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 37.9%
Argentina - 0.5%
YPF SA
9.00% (A), 06/30/2029 (B)	$ 600,000	$ 584,462
9.50%, 01/17/2031 (C)	1,000,000	999,300

		1,583,762

Bermuda - 0.7%
Digicel International Finance Ltd./Digicel international Holdings Ltd.
9.00%, 05/25/2027 (D)	1,020,342	961,350
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.85%, 10/14/2038 (C)	600,000	550,866
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/2026 (C)	640,000	602,669

		2,114,885

Brazil - 0.3%
BRF SA
4.88%, 01/24/2030 (B)	950,000	841,195

Canada - 0.6%
First Quantum Minerals Ltd.
8.63%, 06/01/2031 (C) (E)	1,965,000	1,822,538

Cayman Islands - 2.6%
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	1,200,000	826,132
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026 (B) (F)	650,000	59,313
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/2031 (C)	1,100,000	1,124,739
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/2036 (C)	732,447	669,653
Longfor Group Holdings Ltd.
3.85%, 01/13/2032 (B)	1,300,000	514,781
4.50%, 01/16/2028 (B)	350,000	189,359
Meituan
3.05%, 10/28/2030 (C)	1,010,000	859,697
3.05%, 10/28/2030 (B)	580,000	493,687
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (B)	490,000	433,067
5.75%, 07/21/2028 (C)	800,000	743,987
5.75%, 07/21/2028 (B)	210,000	195,297
Sands China Ltd.
4.05%, 01/08/2026	490,000	471,906
5.65%, 08/08/2028	700,000	687,998
Tencent Holdings Ltd.
3.68%, 04/22/2041 (C)	1,000,000	788,927

		8,058,543

Chile - 2.2%
Agrosuper SA
4.60%, 01/20/2032 (C)	1,000,000	854,462
Alfa Desarrollo SpA
4.55%, 09/27/2051 (C)	1,604,924	1,172,281
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027 (C)	1,500,000	1,418,258
Falabella SA
3.75%, 10/30/2027 (B)	320,000	285,273
3.75%, 10/30/2027 (C)	95,000	84,691
4.38%, 01/27/2025 (B)	600,000	583,736

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Sociedad de Transmision Austral SA
4.00%, 01/27/2032 (C)	$ 1,500,000	$ 1,326,000
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033 (C) (E)	565,000	584,396
Telefonica Moviles Chile SA
3.54%, 11/18/2031 (C)	1,000,000	737,616

		7,046,713

Colombia - 1.4%
Banco GNB Sudameris SA
Fixed until 04/16/2026, 7.50% (G), 04/16/2031 (C)	1,000,000	849,500
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (C)	760,000	488,848
Ecopetrol SA
8.38%, 01/19/2036	1,350,000	1,364,107
8.63%, 01/19/2029	920,000	972,626
Grupo Energia Bogota SA ESP
7.85%, 11/09/2033 (C)	815,000	884,275

		4,559,356

Czech Republic - 0.3%
Energo-Pro AS
11.00%, 11/02/2028 (C)	1,050,000	1,097,334

Guatemala - 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.25%, 04/27/2029 (C)	810,000	756,645
CT Trust
5.13%, 02/03/2032 (C)	805,000	708,476

		1,465,121

Hong Kong - 0.2%
AIA Group Ltd.
5.63%, 10/25/2027 (C)	500,000	517,608

India - 1.4%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/2031 (C)	1,200,000	955,685
4.20%, 08/04/2027 (C)	1,030,000	949,906
Adani Transmission Step-One Ltd.
4.00%, 08/03/2026 (B)	850,000	799,000
REC Ltd.
5.63%, 04/11/2028 (C)	890,000	897,965
Shriram Finance Ltd.
6.63%, 04/22/2027 (C) (E)	730,000	735,475

		4,338,031

Indonesia - 0.9%
Freeport Indonesia PT
6.20%, 04/14/2052 (C)	1,778,000	1,715,966
Indofood CBP Sukses Makmur Tbk. PT
4.75%, 06/09/2051 (B)	1,600,000	1,262,907

		2,978,873

Ireland - 0.5%
C&W Senior Financing DAC
6.88%, 09/15/2027 (C)	1,700,000	1,610,750
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (H), 7.60% (C) (G)	640,000	23,120

		1,633,870

Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Israel - 0.9%
Energean Israel Finance Ltd.
4.88%, 03/30/2026 (B)	$ 750,000	$ 690,302
8.50%, 09/30/2033 (B)	1,300,000	1,217,811
Leviathan Bond Ltd.
6.75%, 06/30/2030 (B)	1,000,000	895,208

		2,803,321

Jersey, Channel Islands - 0.6%
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/2027 (C)	581,941	545,223
2.16%, 03/31/2034 (B)	1,698,880	1,458,086

		2,003,309

Kazakhstan - 0.3%
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (C)	520,000	478,448
6.38%, 10/24/2048 (B)	600,000	552,055

		1,030,503

Luxembourg - 4.2%
Ambipar Lux SARL
9.88%, 02/06/2031 (C)	895,000	889,182
Chile Electricity Lux MPC SARL
6.01%, 01/20/2033 (C)	1,100,000	1,123,672
Cosan Luxembourg SA
7.25%, 06/27/2031 (C)	1,070,000	1,077,704
CSN Resources SA
4.63%, 06/10/2031 (C)	1,215,000	989,018
5.88%, 04/08/2032 (C)	350,000	300,854
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (C)	350,000	295,085
4.39%, 11/30/2046 (C)	1,460,000	1,114,871
FS Luxembourg SARL
8.88%, 02/12/2031 (C) (I)	895,000	884,618
Guara Norte SARL
5.20%, 06/15/2034 (C)	882,494	806,379
Kenbourne Invest SA
4.70%, 01/22/2028 (B)	1,254,000	723,357
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (C)	1,140,292	876,681
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (C)	800,000	703,373
Millicom International Cellular SA
5.13%, 01/15/2028 (B)	535,500	501,663
Minerva Luxembourg SA
8.88%, 09/13/2033 (C)	750,000	785,862
Simpar Europe SA
5.20%, 01/26/2031 (C)	1,325,000	1,136,651
Tierra Mojada Luxembourg II SARL
5.75%, 12/01/2040 (B)	1,325,341	1,157,497

		13,366,467

Mexico - 5.4%
Alsea SAB de CV
7.75%, 12/14/2026 (C)	865,000	874,881
Banco Mercantil del Norte SA
Fixed until 01/24/2032 (H), 6.63% (C) (G)	1,300,000	1,100,884
Fixed until 10/14/2030 (H), 8.38% (B) (G)	875,000	861,587
BBVA Bancomer SA
Fixed until 06/29/2033, 8.45% (G), 06/29/2038 (C)	1,500,000	1,565,751

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.88%, 02/15/2039 (C) (E)	$ 550,000	$ 568,645
CIBANCO SA Institucion de Banca Multiple Trust
4.38%, 07/22/2031 (C)	1,000,000	760,818
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/2051 (C)	1,200,000	917,166
Mexico City Airport Trust
5.50%, 07/31/2047	1,200,000	986,839
Petroleos Mexicanos
6.50%, 03/13/2027	2,170,000	2,035,161
6.70%, 02/16/2032	1,180,000	963,387
7.19%, 09/12/2024 (B)	MXN 14,090,000	784,984
7.69%, 01/23/2050	$ 5,125,000	3,582,656
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032 (C)	1,000,000	929,976
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/2028 (C)	165,000	72,023
Trust Fibra Uno
4.87%, 01/15/2030 (C)	710,000	648,611
6.95%, 01/30/2044 (C)	540,000	475,608

		17,128,977

Multi-National - 0.3%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034 (C)	850,000	894,642

Netherlands - 3.3%
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (C)	200,000	158,237
8.50%, 01/12/2031 (C)	890,000	847,707
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (C)	800,000	840,902
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (C)	1,725,000	1,587,000
8.00%, 09/18/2027 (B)	350,000	322,000
Minejesa Capital BV
4.63%, 08/10/2030 (C)	1,000,000	950,000
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (C)	825,450	773,686
MV24 Capital BV
6.75%, 06/01/2034 (C)	886,996	832,983
Prosus NV
3.68%, 01/21/2030 (C)	685,000	596,142
4.19%, 01/19/2032 (C)	1,285,000	1,107,122
4.99%, 01/19/2052 (C)	915,000	671,833
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	1,800,000	1,677,876

		10,365,488

Nigeria - 0.4%
SEPLAT Energy PLC
7.75%, 04/01/2026 (C)	1,200,000	1,113,000

Northern Mariana Islands - 1.0%
Axian Telecom
7.38%, 02/16/2027 (C)	500,000	470,725
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (C)	1,250,000	1,231,375
HTA Group Ltd.
7.00%, 12/18/2025 (B)	1,450,000	1,429,990

		3,132,090

Transamerica Funds	Page 2

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Panama - 0.2%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030 (B)	$ 638,362	$ 545,416

Peru - 0.9%
Consorcio Transmantaro SA
5.20%, 04/11/2038 (C)	1,090,000	1,027,932
Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.55%, 09/18/2033 (C)	980,000	1,045,554
Petroleos del Peru SA
5.63%, 06/19/2047 (C)	725,000	462,516
5.63%, 06/19/2047 (B)	540,000	344,495

		2,880,497

Qatar - 0.2%
QatarEnergy
3.13%, 07/12/2041 (C)	900,000	665,928

Republic of South Africa - 0.2%
Eskom Holdings SOC Ltd.
7.50%, 09/15/2033	ZAR 20,000,000	784,707

Singapore - 0.7%
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (C)	$ 1,206,900	1,156,213
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/2029 (C)	1,105,000	1,131,244

		2,287,457

Spain - 0.3%
AI Candelaria Spain SA
5.75%, 06/15/2033 (C)	1,075,000	830,697

Supranational - 0.3%
Corp. Andina de Fomento
5.00%, 01/24/2029	820,000	822,304

Thailand - 0.5%
Bangkok Bank PCL
Fixed until 09/23/2031, 3.47% (G), 09/23/2036 (B)	765,000	638,985
Fixed until 09/23/2031, 3.47% (G), 09/23/2036 (C)	1,000,000	835,274

		1,474,259

Turkey - 0.8%
TAV Havalimanlari Holding AS
8.50%, 12/07/2028 (C)	980,000	999,590
Ulker Biskuvi Sanayi AS
6.95%, 10/30/2025 (C)	870,000	852,600
Yapi ve Kredi Bankasi AS
Fixed until 01/17/2029, 9.25% (G), 01/17/2034 (C)	810,000	813,038

		2,665,228

Ukraine - 0.2%
VF Ukraine PAT via VFU Funding PLC
6.20%, 02/11/2025 (C)	650,000	509,413

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Arab Emirates - 0.5%
Nbk Tier 2 Ltd.
Fixed until 11/24/2025, 2.50% (G), 11/24/2030 (B)	$ 435,000	$ 406,181
Sweihan PV Power Co. PJSC
3.63%, 01/31/2049 (C)	1,423,755	1,124,263

		1,530,444

United Kingdom - 2.6%
Energean PLC
6.50%, 04/30/2027 (C)	1,430,000	1,286,620
HSBC Holdings PLC
Fixed until 11/13/2033, 7.40% (G), 11/13/2034	640,000	698,988
Liquid Telecommunications Financing PLC
5.50%, 09/04/2026 (C)	750,000	467,550
Standard Chartered PLC
Fixed until 07/06/2026, 6.19% (G), 07/06/2027 (C)	1,700,000	1,729,143
Fixed until 07/06/2033, 6.30% (G), 07/06/2034 (C)	990,000	1,035,571
Tullow Oil PLC
7.00%, 03/01/2025 (B)	500,000	471,250
10.25%, 05/15/2026 (C)	1,000,000	920,860
WE Soda Investments Holding PLC
9.50%, 10/06/2028 (C) (E)	1,700,000	1,737,910

		8,347,892

United States - 1.4%
Kosmos Energy Ltd.
7.75%, 05/01/2027 (C)	800,000	756,000
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029 (C)	700,000	621,950
8.45%, 07/27/2030 (C)	600,000	624,732
Sasol Financing USA LLC
4.38%, 09/18/2026	425,000	397,087
5.50%, 03/18/2031	1,100,000	923,369
SierraCol Energy Andina LLC
6.00%, 06/15/2028 (B)	1,215,000	1,023,550

		4,346,688

Venezuela - 0.3%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (B) (J) (K)	1,195,000	1,000,812

Virgin Islands, British - 0.3%
Studio City Finance Ltd.
6.50%, 01/15/2028 (B)	940,000	871,850

Total Corporate Debt Securities (Cost $122,626,776)		119,459,218

FOREIGN GOVERNMENT OBLIGATIONS - 55.3%
Angola - 1.3%
Angola Government International Bonds
8.25%, 05/09/2028 (C)	1,135,000	1,024,111
8.25%, 05/09/2028 (B)	620,000	559,426
8.75%, 04/14/2032 (C)	2,000,000	1,716,304
9.13%, 11/26/2049 (B)	900,000	711,275

		4,011,116

Transamerica Funds	Page 3

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina - 1.2%
Argentina Republic Government International Bonds
0.75% (A), 07/09/2030	$ 1,250,000	$ 505,850
3.50% (A), 07/09/2041	1,925,000	639,377
3.63% (A), 07/09/2035 - 07/09/2046	7,840,000	2,644,161

		3,789,388

Bahamas - 0.5%
Bahamas Government International Bonds
8.95%, 10/15/2032 (C)	1,315,000	1,255,825
8.95%, 10/15/2032 (B)	270,000	257,850

		1,513,675

Brazil - 4.4%
Brazil Government International Bonds
7.13%, 05/13/2054	2,790,000	2,788,224
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2025 - 01/01/2035	BRL 55,915,000	11,155,244

		13,943,468

Cayman Islands - 0.2%
KSA Sukuk Ltd.
5.27%, 10/25/2028 (C)	$ 745,000	762,941

Chile - 1.3%
Bonos de la Tesoreria de la Republica en pesos
5.80%, 10/01/2034 (B)	CLP 1,420,000,000	1,602,910
Chile Government International Bonds
2.75%, 01/31/2027	$ 1,325,000	1,252,563
3.50%, 01/31/2034	1,250,000	1,103,146

		3,958,619

China - 0.6%
China Government Bonds
3.27%, 11/19/2030	CNY 12,150,000	1,787,386

Colombia - 2.8%
Colombia Government International Bonds
7.50%, 02/02/2034	$ 3,270,000	3,345,447
8.75%, 11/14/2053	1,170,000	1,276,229
Colombia TES
Series B,
7.00%, 06/30/2032	COP 8,243,600,000	1,826,597
7.25%, 10/26/2050	4,053,300,000	777,866
13.25%, 02/09/2033	4,959,000,000	1,549,233

		8,775,372

Costa Rica - 0.4%
Costa Rica Government International Bonds
6.55%, 04/03/2034 (C)	$ 695,000	710,987
7.30%, 11/13/2054 (C)	570,000	596,450

		1,307,437

Cote d’Ivoire - 1.5%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (C)	EUR 1,030,000	932,239
6.88%, 10/17/2040 (C)	1,600,000	1,441,395
8.25%, 01/30/2037 (C)	$ 2,400,000	2,384,400

		4,758,034

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 1.5%
Dominican Republic International Bonds
4.88%, 09/23/2032 (C)	$ 2,300,000	$ 2,049,802
11.25%, 09/15/2035 (C)	DOP 148,050,000	2,693,677

		4,743,479

Ecuador - 0.2%
Ecuador Government International Bonds
2.50% (A), 07/31/2040 (C)	$ 1,870,000	689,563

Egypt - 0.8%
Egypt Government International Bonds
7.30%, 09/30/2033 (C)	2,530,000	1,663,526
8.70%, 03/01/2049 (C)	830,000	510,707
8.88%, 05/29/2050 (C)	605,000	378,437

		2,552,670

El Salvador - 0.6%
El Salvador Government International Bonds
7.63%, 02/01/2041 (C)	2,205,000	1,659,262
9.50%, 07/15/2052 (C)	440,000	374,000

		2,033,262

Gabon - 0.5%
Gabon Government International Bonds
6.63%, 02/06/2031 (C)	1,750,000	1,427,860

Ghana - 0.5%
Ghana Government International Bonds
7.63% (G), 05/16/2029 (C) (F)	1,900,000	838,432
7.88% (G), 02/11/2035 (B) (F)	1,110,000	490,180
8.88% (G), 05/07/2042 (B) (F)	650,000	283,589

		1,612,201

Guatemala - 0.4%
Guatemala Government Bonds
4.88%, 02/13/2028 (C)	700,000	674,181
5.38%, 04/24/2032 (C)	625,000	597,518

		1,271,699

Hungary - 2.0%
Hungary Government Bonds
3.00%, 10/27/2038	HUF 965,400,000	1,901,107
4.75%, 11/24/2032	689,490,000	1,783,544
Hungary Government International Bonds
2.13%, 09/22/2031 (C)	$ 750,000	599,062
5.50%, 03/26/2036 (C)	850,000	832,184
6.13%, 05/22/2028 (C)	1,200,000	1,234,320

		6,350,217

Indonesia - 5.2%
Indonesia Government International Bonds
4.35%, 01/08/2027 (C)	1,400,000	1,385,019
4.55%, 01/11/2028	2,875,000	2,849,868
4.65%, 09/20/2032	1,300,000	1,277,394
Indonesia Treasury Bonds
7.13%, 06/15/2038	IDR 32,804,000,000	2,144,338
8.25%, 05/15/2036	26,291,000,000	1,873,209
8.38%, 03/15/2034	47,296,000,000	3,369,375
Series FR73,
8.75%, 05/15/2031	21,819,000,000	1,549,094

Transamerica Funds	Page 4

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (C)	$ 2,000,000	$ 1,978,729

		16,427,026

Malaysia - 1.3%
Malaysia Government Bonds
3.76%, 05/22/2040	MYR 13,063,000	2,653,088
4.70%, 10/15/2042	6,179,000	1,409,047

		4,062,135

Mexico - 5.7%
Mexico Bonos
7.50%, 06/03/2027	MXN 39,787,100	2,187,984
7.75%, 11/23/2034	38,330,000	1,999,066
8.00%, 07/31/2053	19,216,000	963,251
Series M,
7.75%, 05/29/2031	43,038,600	2,311,404
Series M30,
10.00%, 11/20/2036	43,050,000	2,650,462
Mexico Government International Bonds
4.49%, 05/25/2032	EUR 550,000	602,207
5.00%, 05/07/2029	$ 1,265,000	1,261,872
6.35%, 02/09/2035	5,625,000	5,849,993

		17,826,239

Morocco - 0.5%
Morocco Government International Bonds
3.00%, 12/15/2032 (C)	1,985,000	1,592,962

Multi-National - 0.1%
Suriname Government International Bonds
9.00% (G), 12/31/2050 (C)	630,000	415,800

Nigeria - 0.9%
Nigeria Government International Bonds
6.13%, 09/28/2028 (C)	760,000	659,920
7.38%, 09/28/2033 (C)	2,750,000	2,259,125

		2,919,045

Oman - 0.2%
Oman Government International Bonds
6.25%, 01/25/2031 (C)	625,000	646,363

Pakistan - 0.2%
Pakistan Government International Bonds
8.88%, 04/08/2051 (C)	810,000	504,486

Panama - 0.1%
Panama Government International Bonds
4.50%, 04/16/2050	505,000	332,824

Papua New Guinea - 0.2%
Papua New Guinea Government International Bonds
8.38%, 10/04/2028 (B)	815,000	758,233

Peru - 0.2%
Peru Government International Bonds
6.90%, 08/12/2037 (C)	PEN 2,814,000	746,578

Philippines - 0.3%
Asian Development Bank
11.75%, 07/24/2024	COP 3,633,000,000	926,309

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 2.9%
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028 (C)	$ 580,000	$ 608,776
Republic of Poland Government Bonds
Series 0432,
1.75%, 04/25/2032	PLN 11,257,000	2,185,868
Series 0726,
2.50%, 07/25/2026	12,056,000	2,846,242
Series 0728,
7.50%, 07/25/2028	9,152,000	2,512,843
Republic of Poland Government International Bonds
5.50%, 11/16/2027	$ 970,000	1,000,361

		9,154,090

Qatar - 0.2%
Qatar Government International Bonds
3.40%, 04/16/2025 (C)	750,000	735,585

Republic of South Africa - 3.7%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR 45,623,000	2,125,865
8.50%, 01/31/2037	49,541,000	2,060,493
8.75%, 02/28/2048	42,418,000	1,663,642
8.88%, 02/28/2035	43,933,000	1,976,486
11.63%, 03/31/2053	38,375,000	1,940,241
Republic of South Africa Government International Bonds
7.30%, 04/20/2052	$ 2,245,000	1,980,988

		11,747,715

Romania - 2.3%
Romania Government Bonds
7.35%, 04/28/2031	RON 11,715,000	2,689,157
Romania Government International Bonds
6.00%, 05/25/2034 (C)	$ 2,359,000	2,355,660
6.63%, 02/17/2028 (C)	850,000	879,878
7.63%, 01/17/2053 (C)	1,290,000	1,439,962

		7,364,657

Saudi Arabia - 3.4%
Saudi Government International Bonds
4.63%, 10/04/2047 (C)	4,848,000	4,175,340
5.75%, 01/16/2054 (C)	6,805,000	6,687,342

		10,862,682

Senegal - 0.3%
Senegal Government International Bonds
6.75%, 03/13/2048 (C)	1,100,000	823,704

Serbia - 0.7%
Serbia International Bonds
6.50%, 09/26/2033 (C)	2,075,000	2,115,130

Sri Lanka - 0.4%
Sri Lanka Government International Bonds
6.20% (G), 05/11/2027 (B) (F)	2,355,000	1,197,775

Supranational - 1.3%
Asian Development Bank
6.20%, 10/06/2026	INR 38,300,000	455,668
11.20%, 01/31/2025	COP 2,792,000,000	714,037
Asian Infrastructure Investment Bank
6.00%, 12/08/2031 (B)	INR 126,500,000	1,428,478

Transamerica Funds	Page 5

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
Central American Bank for Economic Integration
5.00%, 01/25/2027 (C)	$ 380,000	$ 380,710
European Bank for Reconstruction & Development
Zero Coupon, 02/13/2031	TRY 89,000,000	177,781
6.25%, 04/11/2028	INR 73,000,000	856,440

		4,013,114

Tunisia - 0.3%
Tunisian Republic
5.75%, 01/30/2025 (B)	$ 1,200,000	1,019,962

Turkey - 2.5%
Hazine Mustesarligi Varlik Kiralama AS
8.51%, 01/14/2029 (C)	1,800,000	1,864,872
Istanbul Metropolitan Municipality
10.50%, 12/06/2028 (C)	2,045,000	2,157,475
Turkiye Government Bonds
9.00%, 07/24/2024	TRY 32,865,000	954,163
17.80%, 07/13/2033	19,613,576	480,886
Turkiye Government International Bonds
6.00%, 03/25/2027	$ 2,340,000	2,275,650

		7,733,046

Ukraine - 0.5%
Ukraine Government International Bonds
7.75% (G), 09/01/2026 - 08/01/2041 (B)	5,665,000	1,531,846

Uruguay - 0.8%
Uruguay Government International Bonds
3.88%, 07/02/2040 (E)	UYU 60,675,569	1,648,436
9.75%, 07/20/2033	32,148,122	846,370

		2,494,806

Zambia - 0.4%
Zambia Government International Bonds
8.97% (G), 07/30/2027 (B)	$ 2,200,000	1,379,400

Total Foreign Government Obligations (Cost $171,477,569)		174,619,899

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Czech Republic - 0.4%
Czech Republic Government Bonds
5.70% (L), 05/25/2024 (B)	CZK 31,030,000	1,349,915

Egypt - 0.8%
Egypt Treasury Bills
25.30% (L), 04/09/2024	EGP 78,750,000	2,443,591

Republic of Korea - 0.3%
Export-Import Bank of Korea
8.00% (L), 05/15/2024 (C)	IDR 15,200,000,000	965,364

Venezuela - 0.1%
Venezuela Government International Bonds
9.00% (L), 05/07/2023 (B) (J) (K)	$ 1,560,000	217,766

Total Short-Term Foreign Government Obligations (Cost $5,437,761)		4,976,636

	Shares	Value
OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (L)	5,981,233	$ 5,981,233

Total Other Investment Company (Cost $5,981,233)		5,981,233

	Principal	Value

REPURCHASE AGREEMENT - 7.9%
Fixed Income Clearing Corp., 2.50% (L), dated 01/31/2024, to be repurchased at $25,053,760 on 02/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $25,553,130.	$ 25,052,020	25,052,020

Total Repurchase Agreement (Cost $25,052,020)		25,052,020

Total Investments (Cost $330,575,359)		330,089,006
Net Other Assets (Liabilities) - (4.6)%		(14,479,294)

Net Assets - 100.0%		$ 315,609,712

Transamerica Funds	Page 6

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/29/2024	PLN	8,722,193	USD	2,178,914	$—	$(1,387)
BCLY	02/29/2024	USD	2,886,000	ZAR	53,807,738	19,418	—
CA	02/02/2024	BRL	17,123,697	USD	3,534,339	—	(78,936)
CA	02/12/2024	CLP	1,949,215,500	USD	2,127,500	—	(33,477)
HSBC	02/02/2024	USD	3,477,952	BRL	17,123,697	22,549	—
HSBC	02/02/2024	BRL	34,247,394	USD	6,913,777	—	(2,970)
HSBC	02/29/2024	USD	6,497,354	EUR	5,996,845	8,190	—
HSBC	03/04/2024	BRL	17,123,697	USD	3,469,004	—	(22,931)
JPM	02/29/2024	EUR	501,770	USD	543,129	—	(165)

Total						$50,157	$(139,866)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	52.9%	$174,619,899
Oil, Gas & Consumable Fuels	9.4	31,065,648
Electric Utilities	4.2	13,950,415
Banks	3.4	11,380,326
Food Products	2.0	6,569,372
Metals & Mining	1.9	6,246,634
Wireless Telecommunication Services	1.9	6,226,187
Hotels, Restaurants & Leisure	1.8	6,019,355
Chemicals	1.4	4,648,706
Construction & Engineering	1.3	4,268,966
Energy Equipment & Services	1.2	4,046,635
Transportation Infrastructure	1.2	4,029,081
Financial Services	0.7	2,336,813
Diversified Telecommunication Services	0.6	2,150,323
Broadline Retail	0.6	2,073,228
Diversified REITs	0.6	1,885,037
Pharmaceuticals	0.5	1,677,876
Internet & Catalog Retail	0.5	1,497,965
Air Freight & Logistics	0.3	999,590
Industrial Conglomerates	0.3	889,182
Gas Utilities	0.3	884,275
Communications Equipment	0.3	859,697
Aerospace & Defense	0.3	840,902
Marine Transportation	0.3	832,983
Interactive Media & Services	0.2	788,927
Real Estate Management & Development	0.2	763,453
Beverages	0.2	756,645
Ground Transportation	0.2	669,653
Specialty Retail	0.2	583,736
Insurance	0.2	517,608

Investments	89.1	294,079,117
Short-Term Investments	10.9	36,009,889

Total Investments	100.0%	$330,089,006

Transamerica Funds	Page 7

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$119,459,218	$—	$119,459,218
Foreign Government Obligations	—	174,619,899	—	174,619,899
Short-Term Foreign Government Obligations	—	4,976,636	—	4,976,636
Other Investment Company	5,981,233	—	—	5,981,233
Repurchase Agreement	—	25,052,020	—	25,052,020

Total Investments	$5,981,233	$324,107,773	$—	$330,089,006

Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$50,157	$—	$50,157

Total Other Financial Instruments	$—	$50,157	$—	$50,157

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$(139,866)	$—	$(139,866)

Total Other Financial Instruments	$—	$(139,866)	$—	$(139,866)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2024; the maturity dates disclosed are the ultimate maturity dates.
(B)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the total value of Regulation S securities is $34,927,761, representing 11.1% of the Fund’s net assets.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $141,589,532, representing 44.9% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2024, the value of the security is $961,350, representing 0.3% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,855,937, collateralized by cash collateral of $5,981,233. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2024, the total value of such securities is $2,869,289, representing 0.9% of the Fund’s net assets.
(G)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2024, the total value of such securities is $1,218,578, representing 0.4% of the Fund’s net assets.
(K)	Non-income producing securities.
(L)	Rates disclosed reflect the yields at January 31, 2024.
(M)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(N)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso

Transamerica Funds	Page 8

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

CURRENCY ABBREVIATIONS (continued):

CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
TRY	Turkish New Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
CA	Credit Agricole
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.

Transamerica Funds	Page 9

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Emerging Markets Debt (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 10

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 11